INCOME TAXES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent rate		21.00%	21.00%
Deferred tax assets, valuation allowance		$ 19,617	$ 7,324
Effective income tax rate excise tax percentage	1.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards		$ 34,941
Effective tax percent rate		80.00%
Research and development credits		$ 847
Tax credit carry forward expiration		2042
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards		$ 14,969